Expense Example {- Fidelity International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund Retail PRO-08 - Fidelity International Small Cap Fund - Fidelity International Small Cap Fund	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 103
3 years	322
5 years	558
10 years	$ 1,236